RULE 497 DOCUMENT

The interactive data file included as an exhibit to this Rule 497(c) filing relates to, and incorporates by reference, the supplement dated December 1, 2018 to the Prospectus of Old Westbury Funds, Inc. (with respect to the Old Westbury California Municipal Bond Fund and the Old Westbury New York Municipal Bond Fund) that was filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 3, 2018 (Accession No. 0000930413-18-003503).